Temporary Equity (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Temporary Equity Disclosure [Abstract]
Schedules of Temporary Equity
The following table summarizes the original issuance price per share and authorized and outstanding number of shares of redeemable preferred stock as of the dates indicated:

		March 31, 2021		December 31, 2020
Series Name	Original Issuance Price	Number of Shares Authorized	Number of Shares Outstanding	Number of Shares Authorized	Number of Shares Outstanding
Series 1	$100.00	4,500,000	3,234,000	4,500,000	3,234,000
Series A	0.20	19,687,500	19,687,500	19,687,500	19,687,500
Series B	2.20	37,252,051	26,693,795	37,252,051	26,693,795
Series C	2.20 – 3.05	2,209,991	2,038,643	2,209,991	2,038,643
Series D	3.45	23,411,503	22,369,041	23,411,503	22,369,041
Series E	9.46	24,483,290	24,262,476	24,483,290	24,262,476
Series F	15.78	63,386,220	60,110,165	63,386,220	60,110,165
Series G	17.18	29,096,495	29,096,489	29,096,495	29,096,489
Series H	15.44	50,815,616	16,224,534	50,815,616	16,224,534
Series H-1	15.44	57,000,000	52,743,298	57,000,000	52,743,298
Total		311,842,666	256,459,941	311,842,666	256,459,941
In the event dividends are declared, the below stated dividends are received in parity with each other, and prior and in preference to any dividends paid to Series C redeemable preferred shares or any class of common shares.

	March 31,	December 31,
Series Name(1)	2021	2020
Series A	$0.02	$0.02
Series B	0.18	0.18
Series D	0.28	0.28
Series E	0.76	0.76
Series F	1.26	1.26
Series G	1.37	1.37
Series H	1.23	1.23
Series H-1	1.23	1.23
____________________
(1)Series C redeemable preferred shares do not have a stated dividend.
The common stock conversion prices for each series were as follows:

	March 31,	December 31,
Series Name	2021	2020
Series A	$0.20	$0.20
Series B	2.20	2.20
Series C	1.00	1.00
Series D	3.45	3.45
Series E	9.46	9.46
Series F	15.75	15.75
Series G	17.06	17.06
Series H	15.44	15.44
Series H-1	15.44	15.44
The various liquidation preferences (redemption amounts) are itemized below:

	March 31,	December 31,
Series Name	2021	2020
Series 1	$323,400	$323,400
Series A	3,938	3,938
Series B	58,668	58,668
Series C	4,837	4,837
Series D	77,240	77,240
Series E	229,470	229,470
Series F	948,316	948,316
Series G	500,000	500,000
Series H	250,445	250,445
Series H-1	814,156	814,156
Total	$3,210,470	$3,210,470

The following table summarizes the original issuance price per share and authorized and outstanding number of shares of redeemable preferred stock as of the dates indicated:

		December 31, 2020		December 31, 2019
Series Name	Original Issuance Price	Number of Shares Authorized	Number of Shares Outstanding	Number of Shares Authorized	Number of Shares Outstanding
Series 1	$100.00	4,500,000	3,234,000	4,500,000	3,234,000
Series A	0.20	19,687,500	19,687,500	19,687,500	19,687,500
Series B	2.20	37,252,051	26,693,795	37,252,051	37,252,051
Series C	2.20 – 3.05	2,209,991	2,038,643	2,209,991	2,038,643
Series D	3.45	23,411,503	22,369,041	23,411,503	23,411,503
Series E	9.46	24,483,290	24,262,476	24,483,290	24,483,290
Series F	15.78	63,386,220	60,110,165	63,386,220	63,386,220
Series G	17.18	29,096,495	29,096,489	29,096,495	29,096,489
Series H	15.44	50,815,616	16,224,534	50,815,616	16,224,534
Series H-1	15.44	57,000,000	52,743,298	—	—
Total		311,842,666	256,459,941	254,842,666	218,814,230
In the event dividends are declared, the below stated dividends are received in parity with each other, and prior and in preference to any dividends paid to Series C redeemable preferred shares or any class of common shares.

	December 31,
Series Name(1)	2020	2019
Series A	$0.02	$0.02
Series B	0.18	0.18
Series D	0.28	0.28
Series E	0.76	0.76
Series F	1.26	1.26
Series G	1.37	1.37
Series H	1.23	1.23
Series H-1	1.23	—
____________________
(1)Series C redeemable preferred shares do not have a stated dividend.
The common stock conversion prices for each series were as follows:

	December 31,
Series Name	2020	2019
Series A	$0.20	$0.20
Series B	2.20	2.20
Series C	1.00	1.00
Series D	3.45	3.45
Series E	9.46	9.46
Series F	15.75	15.75
Series G	17.06	17.06
Series H	15.44	15.44
Series H-1	15.44	—
The various liquidation preferences (redemption amounts) are itemized below:

	December 31,
Series Name	2020	2019
Series 1	$323,400	$323,400
Series A	3,938	3,938
Series B	58,668	81,873
Series C	4,837	4,837
Series D	77,240	80,840
Series E	229,470	231,558
Series F	948,316	1,000,000
Series G	500,000	500,000
Series H	250,445	250,445
Series H-1	814,156	—
Total	$3,210,470	$2,476,891

Schedule of Valuation Inputs for Warrant Liability
The following key unobservable assumptions were used in the fair value measurement of our loans as of the dates indicated:

	March 31, 2021		December 31, 2020
	Range	Weighted Average	Range	Weighted Average
Student loans
Conditional prepayment rate	17.3% – 27.8%	19.7%	15.8% – 33.3%	18.4%
Annual default rate	0.2% – 3.5%	0.4%	0.2% – 4.9%	0.4%
Discount rate	1.5% – 7.1%	3.3%	1.1% – 7.1%	3.3%
Home loans
Conditional prepayment rate	3.8% – 11.6%	9.8%	4.4% – 17.6%	14.9%
Annual default rate	0.1% – 4.2%	0.1%	0.1% – 4.9%	0.1%
Discount rate	2.2% – 12.0%	2.4%	1.3% – 10.0%	1.6%
Personal loans
Conditional prepayment rate	15.9% – 31.6%	21.3%	14.5% – 23.2%	18.1%
Annual default rate	3.3% – 36.1%	4.1%	3.3% – 33.8%	4.2%
Discount rate	4.6% – 9.5%	5.5%	5.0% – 10.7%	6.0%
The following key unobservable inputs were used in the fair value measurement of our classes of servicing rights as of the dates presented:

	March 31, 2021		December 31, 2020
	Range	Weighted Average	Range	Weighted Average
Student loans
Market servicing costs	0.1% – 0.2%	0.1%	0.1% – 0.2%	0.1%
Conditional prepayment rate	13.6% – 26.4%	21.0%	13.8% – 24.7%	18.7%
Annual default rate	0.2% – 4.7%	0.4%	0.2% – 4.8%	0.4%
Discount rate	7.3% – 7.3%	7.3%	7.3% – 7.3%	7.3%
Home loans
Market servicing costs	0.1% – 0.1%	0.1%	0.1% – 0.1%	0.1%
Conditional prepayment rate	8.6% – 17.5%	11.1%	13.9% – 20.3%	16.5%
Annual default rate	0.1% – 0.6%	0.1%	0.1% – 0.1%	0.1%
Discount rate	9.5% – 9.5%	9.5%	10.0% – 10.0%	10.0%
Personal loans
Market servicing costs	0.2% – 0.8%	0.3%	0.2% – 0.7%	0.3%
Conditional prepayment rate	20.2% – 34.6%	24.9%	16.2% – 26.1%	19.1%
Annual default rate	3.1% – 7.7%	5.3%	3.1% – 7.5%	5.5%
Discount rate	7.3% – 7.3%	7.3%	7.3% – 7.3%	7.3%
The following key inputs were used in the fair value measurement of our asset-backed bonds as of the dates indicated:

	March 31, 2021	December 31, 2020
Discount rate (range)	0.7% – 3.6%	0.8% – 4.0%
Conditional prepayment rate (range)	18.8% – 28.2%	18.8% – 21.9%
The following key unobservable inputs were used in the fair value measurements of our residual investments and residual interests classified as debt as of the dates indicated:

	March 31, 2021		December 31, 2020
	Range	Weighted Average	Range	Weighted Average
Residual investments
Conditional prepayment rate	19.3% – 30.6%	22.9%	18.8% – 22.3%	20.2%
Annual default rate	0.3% – 6.2%	0.6%	0.3% – 6.2%	0.7%
Discount rate	2.6% – 15.0%	4.9%	3.0% – 18.5%	6.2%
Residual interests classified as debt
Conditional prepayment rate	18.7% – 33.7%	26.3%	19.5% – 24.8%	21.4%
Annual default rate	0.4% – 6.3%	3.2%	0.4% – 6.4%	3.1%
Discount rate	7.3% – 15.0%	9.1%	8.5% – 18.0%	10.8%
Our key valuation input was as follows as of the dates indicated:

	March 31, 2021		December 31, 2020
IRLCs	Range	Weighted Average	Range	Weighted Average
Loan funding probability	64.1% – 64.1%	64.1%	54.5% – 54.5%	54.5%
The key inputs into our Black-Scholes Model valuation were as follows at inception and as of the dates indicated:

	March 31,	December 31,	Initial Measurement Assumptions
Input	2021	2020
Risk-free interest rate	0.4%	0.2%	2.1%
Expected term (years)	3.2	3.4	5.0
Expected volatility	36.6%	32.6%	25.0%
Dividend yield	—%	—%	—%
Exercise price	$15.44	$15.44	$15.44
Fair value of Series H preferred stock	$33.03	$18.43	$14.13

The key inputs into the Monte Carlo simulation model for the Private Placement Warrants and Public Warrants were as follows at initial measurement:

Input	October 14, 2020 (Initial Measurement)
Risk-free interest rate	0.4%
Expected term (years)	1
Expected volatility	20.0%
Exercise price	$11.50
Fair value of Units	$10.60
The following key unobservable assumptions were used in the fair value measurement of our loans as of the dates indicated:

	December 31, 2020		December 31, 2019
	Range	Weighted Average	Range	Weighted Average
Student loans
Conditional prepayment rate	15.8% – 33.3%	18.4%	14.1% – 34.2%	18.6%
Annual default rate	0.2% – 4.9%	0.4%	0.2% – 5.7%	0.3%
Discount rate	1.1% – 7.1%	3.3%	2.5% – 6.2%	4.1%
Home loans
Conditional prepayment rate	4.4% – 17.6%	14.9%	7.1% – 11.5%	8.3%
Annual default rate	0.1% – 4.9%	0.1%	0.2% – 7.9%	0.2%
Discount rate	1.3% – 10.0%	1.6%	3.2% – 11.2%	3.5%
Personal loans
Conditional prepayment rate	14.5% – 23.2%	18.1%	12.1% – 17.4%	15.7%
Annual default rate	3.3% – 33.8%	4.2%	4.3% – 29.2%	5.5%
Discount rate	5.0% – 10.7%	6.0%	4.5% – 8.3%	6.0%
The following key unobservable inputs were used in the fair value measurement of our classes of servicing rights as of the dates presented:

	December 31, 2020		December 31, 2019
	Range	Weighted Average	Range	Weighted Average
Student loans
Market servicing costs	0.1% – 0.2%	0.1%	0.1% – 0.1%	0.1%
Conditional prepayment rate	13.8% – 24.7%	18.7%	10.3% – 39.4%	14.4%
Annual default rate	0.2% – 4.8%	0.4%	0.1% – 5.3%	0.3%
Discount rate	7.3% – 7.3%	7.3%	7.3% – 7.3%	7.3%
Home loans
Market servicing costs	0.1% – 0.1%	0.1%	0.1% – 0.1%	0.1%
Conditional prepayment rate	13.9% – 20.3%	16.5%	5.9% – 10.0%	7.5%
Annual default rate	0.1% – 0.1%	0.1%	0.1% – 0.4%	0.2%
Discount rate	10.0% – 10.0%	10.0%	10.2% – 10.4%	10.3%
Personal loans
Market servicing costs	0.2% – 0.7%	0.3%	0.2% – 0.5%	0.3%
Conditional prepayment rate	16.2% – 26.1%	19.1%	15.2% – 20.2%	15.8%
Annual default rate	3.1% – 7.5%	5.5%	4.6% – 11.0%	5.8%
Discount rate	7.3% – 7.3%	7.3%	7.3% – 7.3%	7.3%
The following key inputs were used in the fair value measurement of our asset-backed bonds as of the dates indicated:

	December 31,
	2020	2019
Discount rate (range)	0.8% – 4.0%	2.0% – 5.7%
Conditional prepayment rate (range)	18.8% – 21.9%	14.7% – 18.8%
The following key unobservable inputs were used in the fair value measurements of our residual investments and residual interests classified as debt as of the dates indicated:

	December 31, 2020		December 31, 2019
	Range	Weighted Average	Range	Weighted Average
Residual investments
Conditional prepayment rate	18.8% – 22.3%	20.2%	14.7% – 24.4%	16.7%
Annual default rate	0.3% – 6.2%	0.7%	0.2% – 6.7%	0.9%
Discount rate	3.0% – 18.5%	6.2%	3.9% – 13.1%	5.4%
Residual interests classified as debt
Conditional prepayment rate	19.5% – 24.8%	21.4%	14.9% – 21.5%	17.8%
Annual default rate	0.4% – 6.4%	3.1%	0.3% – 6.9%	4.1%
Discount rate	8.5% – 18.0%	10.8%	7.8% – 12.0%	10.2%
Our key valuation input was as follows as of the dates indicated:

	December 31, 2020		December 31, 2019
	Range	Weighted Average	Range	Weighted Average
IRLCs
Loan funding probability	54.5% – 54.5%	54.5%	50.0% – 50.0%	50.0%
The key inputs into our Black-Scholes Model valuation were as follows at inception and as of the dates indicated:

	December 31,		Initial Measurement Assumptions
Input	2020	2019
Risk-free interest rate	0.2%	1.7%	2.1%
Expected term (years)	3.4	4.4	5
Expected volatility	32.6%	25.0%	25.0%
Dividend yield	—%	—%	—%
Exercise price	$15.44	$15.44	$15.44
Fair value of Series H preferred stock	$18.43	$14.02	$14.13

Schedule of Changes in Fair Value of Warrant Liabilities
The following table presents the changes in the fair value of warrant liabilities:

Warrant Liabilities
Fair value as of January 1, 2021	$39,959
Change in valuation inputs or other assumptions(1)	89,920
Fair value as of March 31, 2021	$129,879

Fair value as of January 1, 2020	$19,434
Change in valuation inputs or other assumptions(1)	2,879
Fair value as of March 31, 2020	$22,313
___________________
(1)Changes in valuation inputs or other assumptions are recognized in noninterest expense — general and administrative in the Unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss.

The following table presents the changes in the fair value of warrant liabilities:

	Private Placement	Public	Warrant Liabilities
Fair value as of July 10, 2020	$—	$—	$—
Initial measurement on October 14, 2020	12,560,000	31,596,250	44,156,250
Change in valuation inputs or other assumptions(1)(2)	15,680,000	39,445,000	55,125,000
Fair value as of December 31, 2020	$28,240,000	$71,041,250	$99,281,250
__________________
(1)Changes in valuation inputs or other assumptions are recognized in change in fair value of warrant liabilities in the Consolidated Statement of Operations.
(2)Due to the use of quoted prices in an active market (Level 1) and the use of observable inputs for similar assets or liabilities (Level 2) to measure the fair values of the Public Warrants and Private Placement Warrants, respectively, subsequent to initial measurement, the Company had transfers out of Level 3 totaling $55.1 million during the period from October 14, 2020 through December 31, 2020.
The following table presents the changes in the fair value of warrant liabilities:

Warrant Liabilities
Fair value as of January 1, 2019	$—
Initial measurement	22,268
Change in valuation inputs or other assumptions(1)	(2,834)
Fair value as of December 31, 2019	$19,434
Change in valuation inputs or other assumptions(1)	20,525
Fair value as of December 31, 2020	$39,959
___________________
(1)Changes in valuation inputs or other assumptions are recognized in noninterest expense — general and administrative in the Consolidated Statements of Operations and Comprehensive Income (Loss).